Equity - Summary of changes in treasury shares (Detail) - Treasury shares [member] - shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reserves within equity [line items]
Beginning of the year	763	702	6,149
Changes during the year	123	61	(5,447)
End of the year	886	763	702